12 Other Receivables	12 Months Ended
Dec. 31, 2019
Other Receivables [Abstract]
Other Receivables

12  Other Receivables

	12.31.2019	12.31.2018
Fair value in the purchase and sale of power in the active market (Note 35.2.12)	460,635	14,793
Services in progress (a)	228,593	165,973
Credits on purchases of gas (12.1)	142,941	112,003
CDE Transfer (12.2)	61,898	107,472
Advance payments to suppliers (b)	24,073	22,096
Decommissioning in progress	21,238	19,457
Advance payments to employees	20,427	21,201
Tariff flag - CCRBT	19,545	28,725
Advance for severance estate	15,597	19,591
Other receivables	93,677	80,833
	1,088,624	592,144
Current	426,865	363,250
Noncurrent	661,759	228,894
CCRTB - Centralizing account of Tariff Flag Resources.
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.

 12.1    Credits on purchases of gas - Compagás

This balance refers to the gas acquisition of contracted and guaranteed volumes, higher than those actually withdrawn and used, and contains a future compensation clause. Compagás has the right to use the gas in subsequent months and can compensate the volume contracted and not consumed until 2022. According to the contractual provisions and consumption perspectives, derived from the review of the projects and scenarios for the next years, Compagás estimates to fully offset the contracted volumes in the course of its operation. The contracts with Petrobras provide for the right to dispose of this asset. The expiration date of the concession is in discussion with the Concession Grantor, as described in Note 2.1.1.

12.2    CDE Transfer

Balance in December 31, 2019 to be transferred by the CDE referring to tariff discounts on the tariffs applicable to users defined in accordance with article 13, item VII, of Law 10,438/2002 and Decree 7,891/2013. The amount transferred to Copel DIS for the period from June 2018 to May 2019, in accordance with Resolution 2,402/2018, was R$ 62,699 per month. As from June 2019, this amount was changed to R$ 51,200 per month, by Resolution 2,559, dated June 18, 2019, which approved the result of the last Annual Tariff Adjustment.